Contract revenues, Tau Vaccine in AD - 2014 Agreement with Janssen Pharmaceuticals (Details) - CHF (SFr) SFr in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2022	May 31, 2016	Dec. 31, 2014	May 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract revenues
Revenue from contracts with customers					SFr 3,935	SFr 0	SFr 15,431
2014 Agreement with Janssen Pharmaceuticals [Member]
Contract revenues
Revenue from contracts with customers					SFr 0	0	1,083
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member]
Contract revenues
Period to provide notice of termination of agreement					90 days
Milestone payment received		SFr 4,900
Revenue from contracts with customers			SFr 25,900	SFr 4,900	SFr 0	SFr 0	SFr 1,100
Collaborative agreement, upfront payments received	SFr 25,900
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member] | Minimum
Contract revenues
Total potential collaboration agreement value remaining	458,000				458,000
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member] | Maximum
Contract revenues
Total potential collaboration agreement value	SFr 500,000				SFr 500,000